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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03790

Pear Tree Funds

55 Old Bedford Road, Lincoln, MA 01773

Willard L. Umphrey

Pear Tree Funds

55 Old Bedford Road

Lincoln, MA 01773

(Name and address of agent for service)

781-259-1144

(Registrant’s telephone number)

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Common Stock - 98.8%

	Shares	Value
AUTO COMPONENTS - 1.6%
Motorcar Parts of America, Inc. (a)	106,614	$1,774,057

BANKS - 22.5%
Ameris Bancorp	62,200	1,969,874
BOK Financial Corporation	20,061	1,471,073
Brookline Bancorp, Inc.	156,000	2,155,920
Bryn Mawr Bank Corporation	70,946	2,440,542
Central Pacific Financial Corporation	104,783	2,551,466
Colony Bankcorp, Inc.	157,079	2,293,353
Dime Community Bancshares, Inc.	151,600	2,574,168
F.N.B. Corporation	242,880	2,389,939
International Bancshares Corporation	64,900	2,232,560
OFG Bancorp	205,000	3,374,300
RBB Bancorp	118,032	2,073,822
		25,527,017
BUILDING PRODUCTS - 3.4%
Continental Building Products Inc. (a)	94,300	2,399,935
NCI Building Systems, Inc. (a)	203,244	1,473,519
		3,873,454
CAPITAL MARKETS - 2.0%
Hercules Capital, Inc.	208,367	2,302,455

CHEMICALS - 3.9%
Cabot Corporation	53,300	2,288,702
Ferro Corporation (a)	134,035	2,101,669
		4,390,371
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Deluxe Corporation	30,800	1,183,952

COMMUNICATIONS EQUIPMENT - 1.8%
Bel Fuse, Inc. Class B	111,100	2,046,462

CONSTRUCTION MATERIALS - 0.3%
U.S. Concrete, Inc. (a)	10,960	386,669

ELECTRIC UTILITIES - 2.4%
ALLETE, Inc.	35,400	2,698,188

ELECTRICAL EQUIPMENT - 2.5%
Regal Beloit Corporation	40,200	2,816,010

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.5%
Avnet, Inc.	72,100	2,602,810
Insight Enterprises, Inc.	61,327	2,499,075
		5,101,885
ENERGY EQUIPMENT & SERVICES - 1.8%
Dril-Quip, Inc. (a)	66,300	1,990,989

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.3%
Digital Realty Trust, Inc.	19,816	2,111,395
EPR Properties	39,910	2,555,437
Physicians Realty Trust	158,222	2,536,299
		7,203,131
FOOD PRODUCTS - 2.4%
Sanderson Farms, Inc.	27,100	2,690,759

HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
Computer Programs and Systems, Inc.	99,250	2,491,175
Natus Medical, Inc. (a)	83,120	2,828,574
		5,319,749
INSURANCE - 2.1%
United Insurance Holdings Corporation	142,751	2,372,522

IT SERVICES - 3.2%
Alliance Data Systems Corporation	2,255	338,430
EVERTEC Inc	113,200	3,248,840
		3,587,270
Internet & Direct Marketing Retail - 2.1%
PetMed Express, Inc. (b)	103,900	2,416,714

LIFE SCIENCES TOOLS & SERVICES - 1.5%
Cambrex Corporation (a)	43,597	1,646,223

MACHINERY - 4.2%
Exco Technologies Limited	384,900	2,547,101
Greenbrier Companies, Inc. (The)	56,800	2,245,872
		4,792,973
MEDIA - 2.6%
Cinemark Holdings, Inc.	82,791	2,963,918

OIL, GAS & CONSUMABLE FUELS - 2.0%
Diamondback Energy, Inc.	24,070	2,231,289

PHARMACEUTICALS - 0.7%
Phibro Animal Health Corporation	25,500	820,080

PROFESSIONAL SERVICES - 2.3%
Kforce, Inc.	85,094	2,631,107

ROAD & RAIL - 1.7%
Knight-Swift Transportation Holdings, Inc.	77,594	1,945,282

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
Integrated Device Technology, Inc. (a)	78,339	3,793,958

SPECIALTY RETAIL - 2.4%
Asbury Automotive Group, Inc. (a)	40,046	2,669,466

TEXTILES & APPAREL & LUXURY GOODS -2.6%
Deckers Outdoor Corporation (a)	23,500	3,006,825

TRADING COMPANIES & DISTRIBUTORS - 7.0%
Air Lease Corporation	75,200	2,271,792
Nexeo Solutions, Inc. (a)	335,400	2,881,086
WESCO International, Inc. (a)	57,600	2,764,800
		7,917,678

TOTAL COMMON STOCK
(Cost $ 100,341,152)		112,100,453

SHORT TERM INVESTMENTS - 1.2%

	Par Value	Value
Money Market -1.2%
State Street Bank Institutional U.S. Government Money Market Fund, 2.27% (c)	$1,396,985	$1,396,985
(Cost $ 1,396,985)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.0%
(Cost $ 101,738,137)		113,497,438

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.9%

Money Market - 1.9%
BlackRock FedFund (Institutional Shares), 2.31% (c)		2,110,175
(Cost $ 2,110,175)

TOTAL INVESTMENTS - 101.9%		115,607,613
(Cost $ 103,848,312)
OTHER ASSETS & LIABILITIES (NET) - (1.90)%		(2,077,633)
NET ASSETS - 100%		$113,529,980

(a)	Non-income producing security
(b)	All or a portion of this security was out on loan.
(c)	Interest rate reflects seven-day effective yield on December 31, 2018.
(d)	At December 31, 2018, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 101,815,826 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$19,599,465
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,917,853)

Net unrealized appreciation / (depreciation)	$11,681,612

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	26.6%
Industrials	22.2%
Information Technology	12.8%
Consumer Discretionary	8.7%
Health Care	6.9%
Real Estate	6.3%
Materials	4.2%
Energy	3.7%
Communication Services	2.6%
Utilities	2.4%
Consumer Staples	2.4%
Cash and Other Assets (Net)	1.2%
100.0%

NOTE : SECTORS ARE SHOWN AS A PIE CHART. PROVIDE NUMBERS.

Pear Tree Polaris Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2018:

	Quoted Prices	Significant Other	Significant	Market Value at
Small Cap	In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2018
	Level 1	Level 2	Level 3	Total
Common Stock *	$104,897,322	$-	$-	$104,897,322
Real Estate Investment Trusts	7,203,131	-	-	7,203,131
Short Term Investments	3,507,160	-	-	3,507,160
Total	$115,607,613	$0	$-	$115,607,613

*	Refer to Schedule of Investments for breakout by industry or country.
*	Transfers between Levels are recognized at the end of the reporting period.
*	Small Cap Fund had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Common Stock - 98.8%

	Shares	Value
AEROSPACE & DEFENSE - 1.9%
United Technologies Corporation	28,334	3,017,004

BANKS - 5.0%
U.S. Bancorp	81,857	3,740,865
Wells Fargo & Company	85,288	3,930,071
		7,670,936
BEVERAGES - 1.6%
Coca-Cola Company (The)	52,813	2,500,696

COMMUNICATIONS EQUIPMENT - 2.7%
QUALCOMM Incorporated	74,129	4,218,681

COMPUTERS & PERIPHERALS - 6.1%
Apple, Inc.	53,719	8,473,635
Teradata Corporation (a)	24,309	932,493
		9,406,128
DIVERSIFIED FINANCIAL SERVICES - 2.5%
American Express Company	41,203	3,927,470

ELECTRICAL EQUIPMENT - 1.1%
Honeywell International Inc.	13,095	1,730,111

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Amphenol Corporation	13,102	1,061,524

FOOD PRODUCTS - 4.5%
Nestle, S.A. (b)	32,934	2,666,337
Unilever plc (b)	81,036	4,234,131
		6,900,468
FOOD STAPLES & DRUG RETAILING -3.4%
Costco Wholesale Corporation	22,489	4,581,234
PepsiCo, Inc.	6,461	713,811
		5,295,045
HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
Becton, Dickinson and Company	9,477	2,135,358
Medtronic plc	58,209	5,294,691
Stryker Corporation	7,054	1,105,714
		8,535,763
HEALTH CARE PROVIDERS & SERVICES - 6.7%
Anthem, Inc.	15,958	4,191,049
UnitedHealth Group, Inc.	25,057	6,242,200
		10,433,249
HOTELS, RESTAURANTS & LEISURE - 0.5%
Compass Group PLC (b)	36,236	757,332

HOUSEHOLD PRODUCTS - 1.9%
Reckitt Benckiser Group plc	38,977	2,948,610

INDUSTRIAL CONGLOMERATES - 1.8%
3M Company	14,523	2,767,213

INTERNET SOFTWARE & SERVICES - 8.6%
Alphabet Inc. A (a)	4,936	5,157,922
Alphabet Inc. C (a)	5,675	5,877,087
Facebook, Inc. (a)	17,867	2,342,185
		13,377,194
IT CONSULTING & SERVICES - 5.6%
Accenture plc	35,793	5,047,171
Cognizant Technology Solutions Corporation	57,869	3,673,524
		8,720,695
PHARMACEUTICALS & BIOTECHNOLOGY - 11.7%
Abbott Laboratories	32,739	2,368,012
Johnson & Johnson	37,442	4,831,890
Merck & Co., Inc.	47,517	3,630,774
Novartis AG (b)	33,201	2,848,978
Pfizer Inc.	10,705	467,273
Roche Holding Ltd. (b)	127,732	3,969,911
		18,116,838
RETAILING - 2.6%
TJX Companies, Inc. (The)	91,476	4,092,636

SEMICONDUCTOR EQUIPMENTS & PRODUCTS - 4.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	94,685	3,494,823
Texas Instruments, Inc.	31,569	2,983,271
		6,478,094
SOFTWARE & SERVICES - 17.9%
Cisco Systems, Inc.	98,496	4,267,832
MasterCard Incorporated	9,078	1,712,565
Microsoft Corporation	90,571	9,199,296
Oracle Corporation	169,966	7,673,965
SAP AG (b)	28,396	2,826,822
Visa, Inc.	15,653	2,065,257
		27,745,737
TEXTILES & APPAREL - 0.1%
V.F. Corporation	2,079	148,316

TOBACCO - 2.2%
British American Tobacco plc (b)	66,048	2,104,289
Philip Morris International, Inc.	19,973	1,333,398
		3,437,687

TOTAL COMMON STOCK		153,287,427
(Cost $150,508,143)

Short Term Investments - 1.4%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	2,110,499	$2,110,499
0.50%, 01/02/19, (Dated 12/31/18), Collateralized by 2,155,000 par
US TREASURY N/B-2.625% due 12/31/2025,
Market Value $ 2,155,000 Repurchase Proceeds $ 2,110,557
(Cost $2,110,499)

TOTAL INVESTMENTS - 100.2%
(Cost $152,618,642)		155,397,926

OTHER ASSETS & LIABILITIES (NET) - (0.2%)		(303,151)
NET ASSETS - 100%		$155,094,775

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	At December 31, 2018, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $152,705,242 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,952,810
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,260,126)

Net unrealized appreciation / (depreciation)	$2,692,684

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	45.8%
Health Care	23.9%
Consumer Staples	13.6%
Financials	7.5%
Industrials	4.8%
Consumer Discretionary	3.2%
CASH + other assets (net)	1.2%
100.0%

NOTE : SECTORS ARE SHOWN AS A PIE CHART. PROVIDE NUMBERS.

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31,2018:

	Quoted Prices	Significant Other	Significant	Market Value at
Quality	In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2018
	Level 1	Level 2	Level 3	Total
Common Stock *	$130,384,804	$-	$-	$130,384,804
Depository Receipts	22,902,623	-	-	22,902,623
Short Term Investments	0	2,110,499	-	2,110,499
Total	$153,287,427	$2,110,499	$-	$155,397,926

*	Refer to Schedule of Investments for breakout by industry or country.
*	Transfers between Levels are recognized at the end of the reporting period.
*	Quality Fund had no transfers.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Common Stock - 96.8%

	Shares	Value
ARGENTINA - 0.5%
Grupo Financiero Galicia S.A. (b)	15,200	419,064

BRAZIL - 10.3%
B3 SA - Brasil Bolsa Balcao	30,800	213,055
Banco Bradesco S.A. (b)	138,900	1,373,721
Banco do Brasil S.A.	40,400	484,602
BK Brasil Operacao E Assessoria A Restaurantes SA	25,100	133,927
Itau Unibanco Banco Multiplo S.A. (b)	276,600	2,528,124
Lojas Renner S.A..	95,200	1,041,471
Magazine Luiza SA	8,900	415,796
Petroleo Brasileiro SA Petrobras (b)	101,300	1,317,913
Porto Seguro S.A.	13,500	181,649
Rumo SA	165,200	724,608
Vale SA (b)	50,600	667,414
		9,082,280
CHILE - 0.5%
Banco Santander Chile (b)	14,900	445,510

CHINA - 15.0%
Agricultural Bank of China, Class H	606,000	265,440
Aier Eye Hospital Group Co.,Ltd.	33,770	129,361
Alibaba Group Holding Ltd. (a)(b)	20,467	2,805,412
Anhui Conch Cement Company Limited H	95,000	461,006
Baidu, Inc. (b)	3,700	586,820
Bank of China Ltd., H	1,533,392	661,865
Centre Testing International Group Co., Ltd.	529,240	504,904
China Construction Bank Corporation	1,535,422	1,266,659
China Merchants Bank Co., Ltd. - H Shares	132,000	483,788
China Petroleum & Chemical Corporation	662,000	472,573
China Railway Group Ltd. H	350,000	318,682
CSPC Pharmaceutical Group Limited	72,000	103,899
Industrial & Commercial Bank of China Ltd.	1,758,911	1,255,611
Jiangsu Hengrui Medicine Co., Ltd.	23,300	179,017
Kweichow Moutai Co., Ltd.	6,900	592,958
Ping An Insurance Group H Share	217,000	1,916,246
Shanghai International Airport Co., Ltd.	63,875	472,245
TAL Education Group (a)(b)	22,930	611,772
Wuliangye Yibin Co., Ltd.	22,705	168,261
		13,256,519
CZECH REPUBLIC - 0.8%
Komercni Banka A.S.	18,644	702,991

EGYPT - 0.2%
Commercial International Bank	39,205	164,153

FRANCE - 0.4%
Kering SA	400	188,620
LVMH Moet Hennessy Louis Vuitton SE	603	178,371
		366,991
GERMANY - 0.3%
Symrise AG	3,142	232,177

HONG KONG - 11.9%
AIA Group Ltd.	173,400	1,439,335
China Huishan Dairy Holdings Co., Ltd. (a)	208,000	-
China Mobile Limited	101,500	976,672
China Overseas Land and Investment Ltd.	518,000	1,779,432
CNOOC Limited	610,000	942,572
Country Garden Services Holdings Company Ltd.	261,908	416,072
Hanergy Thin Film Power Group Ltd. * (a)	36,000	-
Link Real Estate Investment Trust	28,500	288,614
Tencent Holdings Limited	112,300	4,503,071
WuXi Biologics (Cayman) Inc.	31,000	198,533
		10,544,301
HUNGARY - 0.9%
OTP Bank Nyrt.	19,201	774,120

INDIA - 9.8%
Asian Paints Ltd.	25,109	492,361
Aurobindo Pharma Ltd.	39,162	411,113
HDFC Bank Ltd.	49,797	1,513,454
Hindustan Unilever Ltd.	10,004	260,492
Housing Development Finance Corp Ltd.	23,925	673,389
ICICI Bank Ltd. (b)	24,100	247,989
Infosys Technologies Ltd. (b)	138,400	1,317,568
ITC Ltd.	296,997	1,197,942
Larsen & Toubro Ltd.	41,957	865,402
Mahindra & Mahindra Ltd.	2,852	32,877
Mahindra & Mahindra Ltd. (c)	24,180	274,443
Maruti Suzuki India Ltd.	2,101	224,259
Reliance Industries Ltd.	37,636	606,602
Tata Consultancy Services Ltd.	17,057	462,920
UltraTech Cement Ltd.	2,175	124,304
		8,705,115
INDONESIA - 4.3%
PT Ace Hardware Indonesia Tbk	2,500,300	259,071
PT Astra International Tbk	650,400	372,013
PT Bank Mandiri Tbk	1,618,200	829,918
PT Bank Rakyat Indonesia Tbk (a)	3,765,165	958,310
PT Gudang Garam Tbk	74,500	433,245
PT Indofood CBP Sukses Makmur Tbk	189,700	137,856
PT Telekomunikasi Indonesia Persero Tbk	3,286,800	857,128
		3,847,541
IRELAND - 0.5%
Accenture plc	3,160	445,592

JAPAN - 0.3%
Keyence Corp.	200	101,518
Shiseido Co., Ltd.	2,600	163,355
		264,873
MALAYSIA - 0.8%
Public Bank Bhd	67,700	405,627
Top Glove Berhad (a)	219,000	296,769
		702,396
MEXICO - 2.3%
América Móvil S.A.B. Series L (b)	24,600	350,550
Fomento Económico Mexicano S.A.B. (b)	8,100	697,005
Grupo Aeroportuario del Centro Norte SAB de CV	39,300	187,678
Grupo Financiero Banorte SAB de C.V.	26,300	128,462
Wal-Mart de Mexico, S.A.B. de C.V.	279,700	711,791
		2,075,486
NETHERLANDS - 1.7%
Airbus SE	5,063	487,004
Royal Dutch Shell PLC	13,141	386,935
Yandex NV	21,720	594,042
		1,467,981
PERU - 0.9%
Credicorp Ltd.	3,738	828,603

PHILIPPINES - 1.3%
Ayala Land Inc.	309,100	238,651
BDO Unibank, Inc.	154,540	384,403
LT Group Inc.	676,900	213,683
SM Prime Holdings, Inc.	472,800	321,884
		1,158,621
POLAND - 1.6%
PKO Bank Polski S.A.	90,655	955,091
Powszechny Zaklad Ubezpieczen S.A.	37,621	440,840
		1,395,931
QATAR - 0.3%
Qatar National Bank SAQ	4,923	263,642

RUSSIA - 2.1%
Gazprom (b)	184,938	819,090
LUKoil P.J.S.C. (b)	10,693	764,336
Sberbank	110,300	294,260
		1,877,686
SOUTH AFRICA - 3.1%
Bidvest Group Limited	21,695	311,937
Clicks Group Limited	30,387	404,386
Discovery Ltd.	24,660	273,902
FirstRand Limited	55,362	252,292
Naspers Limited N Shares	6,501	1,306,987
Standard Bank of South Africa Ltd.	14,724	183,008
		2,732,512
SOUTH KOREA - 6.7%
Celltrion Inc. (a)	891	177,673
Fila Korea Ltd.	11,373	545,309
GS Engineering & Construction Corp.	5,396	211,574
LG Chem Ltd.	502	156,116
LG Household & Healthcare	588	580,201
LG Uplus Corp.	14,215	224,856
Medy-Tox Inc.	346	179,171
Samsung Bioepis Co., Ltd.	288	99,760
Samsung Electronics Company, Ltd.	62,128	2,154,825
Samsung Engineering Co., Ltd.	17,874	281,934
Shinhan Financial Group Co., Ltd.	27,516	976,549
Ssangyong Cement Industrial Co., Ltd.	70,372	396,702
		5,984,670
SWEDEN - 0.2%
Elekta AB B	15,047	178,696

SWITZERLAND - 2.1%
Nestle SA	7,193	583,780
Novartis AG	5,701	487,274
Sika AG	2,826	358,118
Straumann Holding AG	717	450,654
		1,879,826
TAIWAN - 8.4%
Cathay Financial Holding Co., Ltd.	295,000	451,085
CTBC Financial Holding Co., Ltd.	1,169,000	768,253
Delta Electronics, Inc.	59,000	248,577
Eclat Textile Co., Ltd.	24,000	271,725
Formosa Plastics Corporation	76,000	249,732
HIWIN Technologies Corp.	14,000	100,660
Largan Precision Co., Ltd.	1,700	177,815
President Chain Store Corp.	55,000	556,495
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	112,500	4,152,375
TCI Co., Ltd.	18,000	303,933
Uni-President Enterprises Corporation	51,000	115,815
		7,396,465
THAILAND - 2.8%
Airports of Thailand Public Company Limited (c)	222,500	439,055
Bangkok Dusit Medical Services (c)	830,800	632,796
Kasikornbank PCL	40,800	231,191
Kasikornbank PCL (d)	125,700	714,205
PTT Exploration & Production PCL (c)	29,700	103,530
PTT PCL (c)	102,900	145,375
Siam Global House PCL (d)	342,000	204,822
		2,470,974
TURKEY - 1.3%
BIM Birlesik Magazalar A.S.	42,370	697,297
Koç Holding A.S.	46,933	126,068
Turkiye Garanti Bankasi A.S.	207,452	312,371
		1,135,736
UNITED ARAB EMERATES - 0.7%
First Abu Dhabi Bank	68,609	263,367
NMC Health PLC	10,957	382,539
		645,906
UNITED KINGDOM - 1.1%
AstraZeneca PLC	4,067	304,791
Diageo PLC	12,851	458,339
Experian PLC	9,980	242,601
		1,005,731
UNITED STATES - 3.7%
58.com Inc. (b)	3,440	186,482
Alphabet Inc. A (a)	135	141,070
Apple, Inc.	500	78,870
Estee Lauder Companies, Inc. (The)	3,370	438,437
MasterCard Incorporated	3,200	603,680
Microsoft Corporation	8,000	812,560
Raytheon Company	1,115	170,985
StoneCo Ltd.	4,800	88,512
Visa, Inc.	5,400	712,476
		3,233,072
TOTAL COMMON STOCK
(Cost $86,557,288)		85,685,161

Preferred Stock - 0.4%
SOUTH KOREA - 0.4%
Samsung Electronics Co., Ltd.	11,053	314,512

TOTAL PREFERRED STOCK
(Cost $415,348)		314,512

Exchange Traded Funds - 2.4%
United States - 2.4%
iShares Core MSCI Emerging Markets ETF	45,600	2,150,040
(Cost $2,145,965)

Warrants - 0.2%
UNITED KINGDOM - 0.2%
HSBC Holdings PLC	5,850	136,445

Short Term Investments - 0.3%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	279,272	$279,272
0.50%, 01/02/19, (Dated 12/31/18), Collateralized by 285,000 par
US TREASURY N/B-2.625% due 12/31/2025,
Market Value $ 285,000 Repurchase Proceeds $279,279.52
(Cost $279,272)

TOTAL INVESTMENTS - 100.1%
(Cost $89,397,873)		88,565,430
OTHER ASSETS & LIABILITIES (Net) - (0.1%)		(59,095)
NET ASSETS - 100%		$88,506,335

(a)	Non-income producing security.
(b)	ADR - American Depositary Receipts
(c)	GDR - Global Depositary Receipts
(d)	NVDR - Non-Voting Depositary Receipts
(e)	At December 31, 2018, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 89,610,559 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,451,898
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,497,027)

Net unrealized appreciation / (depreciation)	$(1,045,129)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	30.6%
Information Technology	22.3%
Consumer Staples	9.1%
Consumer Discretionary	7.3%
Industrials	6.9%
Energy	6.3%
Health Care	4.8%
Communication Services	3.6%
Materials	3.5%
Real Estate	3.0%
Mutual Funds	2.4%
Cash and Other Assets (Net)	0.2%
100.0%

Pear Tree Axiom Emerging Markets World Equity Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●     Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●     Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●     Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2018:

	Quoted Prices	Significant Other	Significant	Market Value at
Emerging Markets	In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2018
	Level 1	Level 2	Level 3	Total
Common Stock *	$40,207,081	$23,384,095	$-	$63,591,176
Depository Receipts	19,565,588	2,239,783	-	21,805,371
Mutual Funds	2,150,040	-	-	2,150,040
Preferred Stock	-	314,512	-	314,512
Real Estate Investment Trust	288,614	-	-	288,614
Warrants	136,445	-	-	136,445
Short Term Investments	-	279,272	-	279,272
Total	$62,347,768	$26,217,662	$-	$88,565,430

*	Refer to Schedule of Investments for breakout by industry or country.

*	Transfers between Levels are recognized at the end of the reporting period.

*	Emerging Markets Fund transferred $ 8,388,451 out of Level 1 into Level 2, and $ 224,259 out of Level 2 into Level 1.

*	The reason for the transfer from Level 1 to Level 2 was due to inactive pricing of the securities.

*	The reason for the transfer from Level 2 to Level 1 was active pricing of securities resuming.

*	Common Stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries :

Emerging Markets

Automobiles	372,013
Banks	7,589,294
Biotechnology	179,171
Capital Markets	213,055
Chemicals	996,143
Construction & Engineering	493,509
Construction Materials	396,702
Diversified Financial Services	484,602
Diversified Telecommunication Services	857,128
Electronic Equipment, Instruments & Components	527,909
Food & Staples Retailing	556,495
Food Products	837,450
Health Care Providers & Services	1,083,450
Health Care Equipment & Supplies	178,696
Hotels, Restaurants & Leisure	133,927
Household Products	580,201
Industrial Conglomerates	213,683
Insurance	1,073,573
Life Sciences, Tools & Services	99,760
Machinery	100,660
Multiline Retail	415,796
Oil, Gas & Consumable Fuels	248,905
Personal Products	467,288
Pharmaceuticals	664,947
Real Estate Management & Development	560,535
Road & Rail	724,608
Semiconductors & Semiconductor Equipment	2,469,337
Specialty Retail	1,505,364
Textiles, Apparel & Luxury Goods	817,033
Tobacco	433,245
Transportation Infrastructure	439,055
Wireless Telecommunication Services	224,856
$25,938,390

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Common Stock - 94.4%

	Shares	Value
AUSTRALIA - 2.2%
BHP Billiton plc (a)	1,561,800	$65,423,802

AUSTRIA - 2.0%
Andritz AG	1,317,100	60,538,492

BELGIUM - 1.8%
Solvay S.A.	556,418	55,663,027

CANADA - 3.9%
Magna International Inc.	1,352,304	61,413,857
Methanex Corporation	1,164,393	56,028,760
		117,442,617
COLOMBIA - 1.7%
Bancolombia S.A. (a)	769,800	29,329,380
Bancolombia S.A.	2,504,600	23,445,678
		52,775,058
FINLAND - 1.9%
Kone OYJ, Class B	1,215,900	58,004,342

FRANCE - 8.5%
Imerys SA	1,195,209	57,482,840
Ipsos	643,480	15,142,146
Michelin (CGDE)	649,300	64,493,571
Publicis Groupe	1,071,400	61,470,662
Vinci SA	727,900	60,058,815
		258,648,034
GERMANY - 10.5%
BASF SE	845,600	58,513,198
Deutsche Telekom AG	4,151,777	70,491,077
Hannover Rueck SE	551,300	74,338,943
Lanxess AG	1,039,200	47,860,487
Muenchener Rueckvers AG	308,230	67,287,716
		318,491,421
INDIA - 2.1%
Infosys Limited - SP (a)	6,729,784	64,067,544

IRELAND - 2.2%
Greencore Group plc	29,107,735	66,188,722

ISRAEL - 1.9%
Teva Pharmaceuticals SP (a)	3,788,328	58,416,018

ITALY - 0.1%
Trevi Finanziaria SpA (b)	7,602,219	2,621,554

JAPAN - 7.2%
Kansai Electric Power Company Inc.	4,558,100	68,561,603
KDDI Corporation	3,086,800	73,838,946
Nexon Co., Limited (b)	5,853,700	75,402,508
		217,803,057
NORWAY - 5.6%
DNB Bank ASA	3,401,730	54,313,666
SpareBank 1 SR-Bank ASA	4,899,569	50,510,437
Yara International ASA	1,689,000	65,100,433
		169,924,536
PUERTO RICO - 2.5%
Popular, Inc.	1,573,874	74,318,330

Singapore - 2.1%
United Overseas Bank Limited	3,491,186	62,963,585

SOUTH AFRICA - 1.7%
Sasol Limited	1,779,235	52,562,334

SOUTH KOREA - 11.2%
Hyundai Mobis Company, Limited	270,400	46,044,094
Kia Motors Corporation	1,816,400	54,859,903
KT&G Corporation	506,400	46,065,245
LG Uplus Corporation	4,279,583	67,695,501
Samsung Electronics Company Limited	1,633,373	56,651,313
Shinhan Financial Group Co., Limited	1,254,100	44,508,299
SK Hynix, Inc.	438,700	23,786,835
		339,611,190
SWEDEN - 4.0%
Duni AB	1,463,100	16,179,790
Loomis AB, Class B	1,253,726	40,420,207
Svenska Handelsbanken AB, Class A	5,869,400	65,039,485
		121,639,482
SWITZERLAND - 2.7%
Novartis AG	949,650	81,168,153

THAILAND - 2.4%
Siam Commercial Bank PCL	17,421,900	71,431,930

UNITED KINGDOM - 16.2%
Babcock International Group plc	8,449,643	52,757,167
BBA Aviation plc	14,529,100	40,453,988
Bellway plc	1,776,339	57,007,465
Cineworld Group plc	19,172,800	64,393,097
Inchcape plc	4,336,086	30,514,854
Linde plc	421,344	65,746,518
Next plc	1,096,750	55,854,383
Standard Chartered plc	8,911,196	69,284,336
Taylor Wimpey plc	31,251,638	54,334,689
		490,346,497

TOTAL COMMON STOCK		2,860,049,725
(Cost $ 2,964,662,975)

SHORT TERM INVESTMENTS - 5.5%

	Par Value	Value
Commerical Paper - 2.5%
Exxon Mobil Corporation, 2.59%, due 01/03/2019	$75,000,000	$75,000,000
(Cost $ 75,000,000)
Money Market - 3.0%
State Street Bank Institutional U.S. Government Money Market Fund, 2.27% (c)	90,955,572	90,955,572
(Cost $ 90,955,572)
TOTAL SHORT TERM INVESTMENTS		165,955,572
(Cost $ 165,955,572)

TOTAL INVESTMENTS - 99.9%		3,026,005,297
(Cost $ 3,130,618,547)
OTHER ASSETS & LIABILITIES (NET) -0.1%		1,742,885
NET ASSETS - 100%		$3,027,748,182

(a)	ADR - American Depository Receipts
(b)	Non income producing.
(c)	Interest rate reflects seven-day effective yield on December 31, 2018.
(d)	At December 31, 2018, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $ 3,157,257,487 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$218,459,944
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(349,712,134)

Net unrealized appreciation/(depreciation)	$(131,252,190)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	22.7%
Materials	15.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Industrials	10.4%
Information Technology	4.8%
Health Care	4.6%
Consumer Staples	3.7%
Utilities	2.3%
Energy	1.7%
Cash and Other Assets (Net)	5.6%
100.0%

Pear Tree Polaris Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2018:

	Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value	In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2018
	Level 1	Level 2	Level 3	Total
Common Stock *	$1,178,133,146	$1,464,679,835	$-	$2,642,812,981
Depository Receipts	217,236,744	-	-	217,236,744
Short Term Investments	90,955,572	75,000,000	-	165,955,572
Total	$1,486,325,462	$1,539,679,835	$-	$3,026,005,297

*	Refer to Schedule of Investments for breakout by industry or country.
*	Transfers between Levels are recognized at the end of the reporting period.
*	Foreign Value Fund transferred $ 1,109,304,147 from Level 1 into Level 2. The reason for the transfer was due to inactive pricing of the security.
*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries :

Foreign Value
Auto Components	46,044,094
Automobiles	54,859,903
Banks	309,249,495
Chemicals	171,474,118
Commercial Services & Supplies	40,420,207
Construction & Engineering	2,621,554
Diversified Telecommunication Services	70,491,077
Electric Utilities	68,561,603
Entertainment	75,402,508
Household Durables	16,179,790
Insurance	141,626,659
Machinery	118,542,834
Pharmaceuticals	81,168,153
Semiconductors & Semiconductor Equipment	80,438,148
Tobacco	46,065,245
Wireless Telecommunication Services	141,534,447
$1,464,679,835

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Common Stock - 99.0%

	Shares	Value
BRAZIL - 2.2%
Equatorial Energia S.A.	1,050,937	20,217,471

CHINA - 3.0%
China Hongxing Sports Limited * (a)	10,258,400	-
Shanghai Mechanical & Electrical Industry Co.Limited - B	9,951,566	16,758,437
Xinhua Winshare Publishing and Media Co., Limited	17,059,500	10,761,992
		27,520,429
DENMARK - 2.3%
DFDS A/S	532,490	21,423,796

EGYPT - 0.5%
Egypt Kuwait Holding Company S.A.E.	4,690,025	5,037,087

FRANCE - 4.0%
Elis SA	1,087,800	18,132,763
Ipsos	788,467	18,553,929
		36,686,692
GERMANY- 0.9%
Sixt SE	103,025	8,167,716

HONG KONG - 4.3%
AMVIG Holdings Limited	21,260,000	4,859,770
Samson Holding Limited	76,652,800	5,285,928
Texwinca Holdings Limited	29,568,200	9,666,389
VSTecs Holdings Limited	15,021,360	7,270,226
VTech Holdings Limited	1,479,100	12,239,733
		39,322,046
INDIA - 4.9%
LIC Housing Finance Limited	2,243,600	15,623,092
NIIT Technologies Limited	912,675	15,014,069
South Indian Bank Limited	64,495,000	14,318,879
		44,956,040
IRELAND - 5.8%
Glanbia plc	786,200	14,771,643
Greencore Group plc	9,286,300	21,116,323
IFG Group plc	2,771,885	4,676,085
UDG Healthcare plc	1,654,085	12,600,856
		53,164,907
ITALY - 1.0%
De'Longhi SpA	356,789	9,033,492

JAPAN - 14.7%
Daicel Corporation	1,867,700	19,256,746
Dowa Holdings Co., Limited	678,900	20,423,629
IBJ Leasing Co., Limited	852,200	18,792,760
Kanematsu Corporation	1,610,500	19,599,959
Nihon House Holdings Co., Limited	2,350,400	8,977,780
Tsubakimoto Chain Co., Limited	548,800	18,085,710
Unipres Corporation	1,215,300	20,617,834
VT Holdings Co., Limited	2,453,800	9,149,042
		134,903,460
NORWAY - 6.9%
ABG Sundal Collier Holding ASA	8,621,788	4,533,850
Borregaard ASA	1,248,100	10,789,700
Fjord1 ASA	1,674,219	8,320,303
Sbanken ASA	553,600	4,798,613
SpareBank Nord-Norge	812,996	5,900,740
Sparebank 1 Oestlandet	676,210	6,486,614
SpareBank 1 SMN	1,118,465	10,884,109
SpareBank 1 SR-Bank ASA	1,121,226	11,558,897
		63,272,826
PHILIPPINES - 0.9%
Manila Water Company, Inc.	14,786,770	7,943,829

PORTUGAL - 1.5%
Redes Energéticas Nacionais, SGPS, S.A.	4,947,105	13,795,061

SOUTH KOREA - 4.4%
Cuckoo Holdings Co., Limited	91,244	9,690,280
DGB Financial Group, Inc.	1,956,300	14,569,684
ENF Technology Co., Limited	228,712	2,572,446
Lotte Himart Co., Limited	326,200	13,637,955
		40,470,365
SWEDEN - 2.8%
Duni AB	491,401	5,434,191
Loomis AB, Class B	619,156	19,961,629
		25,395,820
TAIWAN - 12.6%
Cathay Real Estate Development Co., Ltd.	10,167,300	6,599,136
Elite Material Co., Ltd.	6,739,600	14,405,821
Hitron Technologies Inc.	3,372,000	2,106,334
Holtek Semiconductor, Inc.	7,900,500	14,985,169
Huaku Development Co., Limited	7,077,800	15,681,367
Kings Town Bank	12,243,500	11,491,849
Sercomm Corporation	9,199,000	19,213,840
Sitronix Technology Corporation	4,862,100	15,897,487
Taiwan Union Technology Corporation	5,426,900	15,855,016
		116,236,019
THAILAND - 5.3%
Hana Microelectronics PCL	14,091,480	14,281,905
Ratchaburi Electricity Generating Holding PCL	13,135,400	20,473,635
Thanachart Capital PCL	9,115,200	13,927,555
		48,683,095
UNITED KINGDOM - 21.0%
BBA Aviation plc	5,371,317	14,955,585
Cineworld Group plc	6,371,000	21,397,418
Crest Nicholson Holdings plc	4,632,500	19,400,901
Galliford Try plc	1,846,080	14,675,958
Halfords Group plc	5,315,615	17,296,634
Inchcape plc	3,155,900	22,209,390
Keller Group plc	1,176,400	7,408,155
Lancashire Holdings Limited	2,638,834	20,372,078
The Restaurant Group plc	15,763,518	28,684,056
Vitec Group plc	355,196	5,404,983
Wetherspoon (J.D.) plc	1,490,500	21,168,741
		192,973,899

TOTAL COMMON STOCK		909,204,050
(Cost $ 992,860,063)

Short Term Investments - 0.6%	Par Value	Value
Money Market - 0.6%
State Street Bank Institutional U.S. Government Money Market Fund, 2.27% (b)	$5,611,481	5,611,481
(Cost $ 5,611,481)
TOTAL INVESTMENTS - 99.6%		914,815,531
(Cost $ 998,471,544)
OTHER ASSETS & LIABILITIES (NET) - 0.4%		3,584,275
NET ASSETS - 100%		$918,399,806

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of December 31, 2018.
(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on December 31, 2018.
(c)	At December 31, 2018, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $ 999,098,411 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$44,025,139
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(128,308,019)

Net unrealized appreciation/(depreciation)	$(84,282,880)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	23.6%
Industrials	18.2%
Financials	17.7%
Information Technology	14.3%
Utilities	6.8%
Materials	6.3%
Communication Services	4.4%
Consumer Staples	3.9%
Real Estate	2.4%
Health Care	1.4%
Cash and Other Assets (Net)	1.0%
100.0%

Pear Tree Polaris Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

● Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2018:

	Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value Small Cap	In Active Markets	Observable Inputs	Unobservable Inputs	December 31, 2018
	Level 1	Level 2	Level 3	Total
Common Stock *	$396,697,724	$512,506,326	$0	$909,204,050
Short Term Investments	5,611,481	-	-	5,611,481
Total	$402,309,205	$512,506,326	$0	$914,815,531

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Foreign Value Small Cap
Common Stock

Balances as of 03/31/2018	$78,234

Realized gain (loss)	$-

Change in unrealized appreciation (depreciation)	$-78,234

Purchases	$-

Sales	$-

Transfer into Level 3	$-

Transfer out of Level 3	$-

Balances as of 12/31/2018	$-

*	Refer to Schedule of Investments for breakout by industry or country.
*	Transfers between Levels are recognized at the end of the reporting period.
*	Foreign Value Small Cap Fund transferred $ 312,843,650 out of Level 1 into Level 2 and $ 44,956,039 out of Level 2 into Level 1. The reason securities were transferred into Level 1 from Level 2 was due to active pricing of the securities and the reason securities were transferred into Level 2 from Level 1 was due to inactive pricing of the securities.
*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries :

Foreign Value Small Cap

Auto Components	$20,617,834
Banks	79,618,061
Chemicals	32,618,892
Commercial Services & Supplies	28,129,345
Communications Equipment	21,320,174
Distributors	9,149,042
Diversified Financial Services	23,326,610
Electric Utilities	40,691,106
Electronic Equipment,Instruments & Components	44,542,742
Household Durables	33,135,743
Machinery	34,844,147
Marine	29,744,099
Metals & Mining	20,423,629
Real Estate Management & Development	22,280,503
Semiconductors & Semiconductor Equipment	30,882,656
Specialty Retail	13,637,955
Trading Companies & Distributors	19,599,959
Water Utilities	7,943,829

$512,506,326

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Pear Tree Funds

By:	/s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: February 28, 2019

By:	/s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: February 28, 2019